CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Lasers and other products	$ 182,770	$ 187,848	$ 192,199
Product-related services	72,980	69,067	71,423
Total revenues	255,750	256,915	263,622
Cost of revenues:
Lasers and other products	81,533	89,653	91,045
Product-related services	38,238	37,185	36,137
Total cost of revenues	119,771	126,838	127,182
Gross profit	135,979	130,077	136,440
Operating expenses, net:
Research and development	24,619	29,996	29,936
Selling and marketing	80,741	82,445	77,795
General and administrative	28,368	28,378	34,188
Other expenses (income), net	4,468	(4,623)	2,289
Total operating expenses, net	138,196	136,196	144,208
Operating loss	(2,217)	(6,119)	(7,768)
Financial income (expenses), net	(688)	26	925
Loss before taxes on income (tax benefit)	(2,905)	(6,093)	(6,843)
Taxes on income (tax benefit)	2,295	(7,640)	(4,502)
Consolidated net income (loss)	(5,200)	1,547	(2,341)
Net loss attributable to non-controlling interests		100	998
Net income (loss) attributable to Syneron Medical Ltd.'s shareholders	$ (5,200)	$ 1,647	$ (1,343)
Net income (loss) per share:
Basic and diluted net income (loss) per share attributable to Syneron Medical Ltd.'s shareholders	$ (0.14)	$ 0.04	$ (0.04)
Weighted average number of shares used in per share calculations (in thousands):
Basic	36,703	35,922	35,475
Diluted	36,703	36,204	35,475